SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 9:-    SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. During the years commencing in 2010 and through June 30, 2019, the Company's Board of Directors approved, in the aggregate, an increase of 5,965,500 shares to the number of shares available for grant under the 2008 Plan, bringing the total amount of shares available for grant to 6,965,500. As of June 30, 2019, an aggregate of 169,138 shares were available for future grants under the 2008 Plan.

The options granted under the 2008 Plan during the six months ended June 30, 2019 have vesting restrictions, valuations and contractual lives in similar nature to those described in Note 9 of Notes to consolidated financial statements included in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2018.

A summary of employee and director option balances under the 2008 Plan as of June 30, 2019 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2019	2,883,410	$5.6
Granted	912,500	$9.5
Exercised	(557,810)	$5.1
Forfeited	(91,250)	$7.1

Outstanding at June 30, 2019	3,146,850	$6.7	4.2	$6,384

Exercisable at June 30, 2019	965,059	$4.6	2.7	$3,712

In February 2019, the Company amended its 2008 Plan to state that in the event the Company declares a cash dividend to its shareholders and the distribution date of such cash dividend precedes the exercise of an option, then the exercise price of each outstanding option shall be automatically reduced by an amount equal to the cash dividend per share distributed by the Company. The amendment applied to the dividend declared by the Company’s Board of Directors in March 2019, as described below.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances. The total incremental effect in connection with the modification described above amounted to $970 out of which $685 was recorded during the six months ended June 30, 2019.

c.	Dividends:

The Company’s Board of Directors declared on March 18, 2019 a cash dividend in the amount of $0.45 per share (or $24,864), which was paid on April 11, 2019 to shareholders` of record on March 28, 2019. This dividend was the first time that the Company paid a dividend, however the Company has not adopted a general policy regarding the distribution of dividends and makes no statements as to the distribution of dividends in the foreseeable future.